Fair Value Measurements (Details)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / item
Fair Value Measurements (Details) [Line Items]
Strike price (in Dollars per Item)			12	12
Held in trust account	$ 27,466,834	$ 92,459,548
Money Market Funds [Member]
Fair Value Measurements (Details) [Line Items]
Trust account	$ 27,466,834	$ 92,459,548